Long-Term Debt and Notes Payable - Schedule of Summarizes the Company’S Maturities of Debt Instruments (Details) - USD ($)	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Summarizes the Company’S Maturities of Debt Instruments [Abstract]
December 31, 2024	$ 15,048,293	$ 7,627,102
December 31, 2025	6,263,296	10,558,077
December 31, 2026	23,318,589	27,965,024
December 31, 2027
Total	$ 44,630,178	$ 46,150,203	$ 26,750,000